Property and equipment	12 Months Ended
Oct. 31, 2022
Text Block [Abstract]
Property and equipment

Note 7	Property and equipment

$ millions, as at or for the year ended October 31		Right-of- use assets	Land and buildings (1)	Computer equipment	Office furniture, equipment and other (1)	Leasehold improvements (1)	Total
2022	Cost

	Balance at beginning of year (2)	$2,303	$722	$1,135	$859	$1,406	$6,425
	Additions (3)	293	51	100	57	110	611
	Disposals (4)	(55)	(6)	(58)	(50)	(66)	(235)
	Adjustments (5)	50	17	16	22	18	123
	Balance at end of year	$2,591	$784	$1,193	$888	$1,468	$6,924
2021	Balance at end of year (2)	$2,303	$722	$1,135	$859	$1,406	$6,425
2022	Accumulated depreciation
	Balance at beginning of year	$550	$313	$923	$472	$881	$3,139
	Depreciation (4)	282	14	101	54	71	522
	Disposals (4)	(42)	–	(53)	(38)	(48)	(181)
	Adjustments (5)	24	6	13	13	11	67
	Balance at end of year	$814	$333	$984	$501	$915	$3,547
2021	Balance at end of year	$550	$313	$923	$472	$881	$3,139
	Net book value
	As at October 31, 2022	$1,777	$451	$209	$387	$553	$3,377
	As at October 31, 2021	$1,753	$409	$212	$387	$525	$3,286

(1)	Includes $242 million (2021: $234 million) of work-in-progress not subject to depreciation.
(2)	Certain prior year balances have been reclassified to conform to the current year presentation.
(3)	Includes impact of lease modifications.
(4)	Includes write-offs for properties that were vacated in the fourth quarter of 202 2 , and write-offs of fully depreciated assets.
(5)	Includes foreign currency translation adjustments.
Cost of net additions and disposals during the year was: Canadian Personal and Business Banking net additions
of $106 million (2021: net disposals of $70 million); Canadian Commercial Banking and Wealth Management net disposals of $102 million (2021: net disposals of
$5 million); U.S. Commercial Banking and Wealth Management net additions of $23 million (2021: net additions of $31 million); Capital Markets net disposals
of $18 million (2021: net additions of $20 million); and Corporate and Other net additions of $367 million (2021: net additions of $644 million).